Leniency agreement with authorities (Tables)	12 Months Ended
Dec. 31, 2022
Leniency Agreement With Authorities
Schedule of Company already has paid distributed as shown below:

		AGU
Agreements signed with:	.	CGU and MPF	DoJ (i)	OAG (i)	MPF	SEC (i)	Total

Amounts paid		877,763	296,591	407,300	1,282,464	206,460	3,070,578

(i)	U.S. Department of Justice ("DoJ"); Swiss Office of the Attorney General ("OAG") and U.S. Securities Exchange Commission ("SEC").